Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
CASH PROVIDED BY OPERATING ACTIVITIES	$ 3,886	$ 3,323
Cash from operations before working capital changes	5,547	2,749
Net earnings	3,179	459
Depreciation and amortization	1,951	1,989
Share-based compensation (Note 5)	198	69
Impairment of assets (Notes 13,14)	33	824
Loss on early extinguishment of debt	142	0
Net gain on disposal of investment in MOPCO (Note 15)		(250)
(Recovery of) provision for deferred income tax	(31)	(9)
Cloud computing transition adjustment	36	0
Other long-term assets, liabilities and miscellaneous (Note 16)	39	(333)
Receivables	(1,669)	145
Inventories	(1,459)	85
Prepaid expenses and other current assets	(227)	(10)
Payables and accrued charges	1,694	354
INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES	(1,807)	(1,204)
Capital Expenditure	1,783	1,549
Business acquisitions, net of cash acquired (Note 25)	(88)	(233)
Other	64	38
FINANCING ACTIVITIES
CASH USED IN FINANCING ACTIVITIES	(3,003)	(1,339)
Transaction costs on long-term debt	(7)	(15)
(Repayment of) proceeds from short-term debt, net (Note 17)	1,344	(892)
Proceeds from long-term debt (Note 18)	86	1,541
Repayment of long-term debt (Note 18)	(2,212)	(509)
Repayment of principal portion of lease liabilities (Note 18, 19)	(320)	(274)
Dividends paid (Note 23)	(1,045)	(1,030)
Repurchase of common shares (Note 23)	(1,035)	(160)
Issuance of common shares (Note 23)	200	0
Other financing activities	(14)	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(31)	3
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(955)	783
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	1,454	671
CASH AND CASH EQUIVALENTS - END OF YEAR	499	1,454
Cash and cash equivalents comprised of:
Cash	428	1,375
Short-term investments	71	79
Cash and Cash equivalents total	499	1,454
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid	491	498
Income taxes paid	435	156
Total cash outflow for leases	$ 393	$ 345